Guarantees and Contingent Liabilities - Contract or Notional Amounts of Unfunded Commitments to Extend Credit (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 132,491
Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	26,931
Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	214
Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	110,707
Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	37,757
Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,229
Less Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	30,516
Less Than One Year [Member] | Corporate and Purchasing Card Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	26,391
Less Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	211
Less Than One Year [Member] | Credit Card [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	110,707
Less Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	13,634
Less Than One Year [Member] | Other [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	6,229
Greater Than One Year [Member] | Commercial and Commercial Real Estate Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	101,975
Greater Than One Year [Member] | Residential Mortgages [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	3
Greater Than One Year [Member] | Other Retail Loans [Member]
Other Commitments [Line Items]
Contract or notional amounts of unfunded commitments to extend credit	$ 24,123